Share capital and reserves	6 Months Ended
Jun. 30, 2026
Share capital and reserves
Share capital and reserves

10Share capital and reserves

	June 30,		December 31,
Allotted, called up and fully paid:	2026		2025
	No.	£	No.	£
Ordinary of $0.001 each	138,390,307	107,041	101,602,621	79,328
	138,390,307	107,041	101,602,621	79,328

Ordinary shares (other than shares held in treasury) have full voting rights and full dividend rights. Treasury shares totaling 140,000 are excluded as at June 30, 2026 (December 31, 2025: 140,000). The Company is authorized to issue 1,000,000,000 ordinary shares and 10,000,000 preferred shares of a par value of $0.001 each.

10Share capital and reserves (continued)

During the period 36,787,686 ordinary shares were issued as shown below:

	Shares	Share capital	Proceeds	Premium
	issued	issued	received	arising
	No.	£	£ 000	£ 000
At the market programme	25,725,383	19,512	39,904	39,885
Conversion of Preferred Shares	10,192,489	7,544	—	20,628
ELOC commitment fee	334,448	254	—	739
2021 Incentive Plan	517,057	390	—	—
EMI Scheme	18,309	13	31	31
	36,787,686	27,713	39,935	61,283

During the period, Yorkville converted Preferred Shares with an aggregate stated value of $23,000 thousand into 10,192,489 ordinary shares, with $2,000 thousand of the initial tranche outstanding as at June 30, 2026.

The commencement of the standby equity purchase agreement (the “Equity Purchase Agreement”) with Yorkville, included a commitment fee deliverable in Ordinary Shares valued at $2,000 thousand recognised as a share-based payment charge of £1,628 thousand. During the period, 50% of the commitment fee was settled in Ordinary Shares with an average share price of $2.99. The share-based payment reserve includes £755 thousand reflecting the remaining commitment fee.

Nature and purpose of other reserves

	June 30,	December 31,
	2026	2025
	£ 000	£ 000
Share-based payment reserve	36,053	34,215
Foreign currency translation reserve	15,341	11,139
Warrant reserve	36,638	36,638
Merger reserve	54,841	54,841
	142,873	136,833

The share-based payments reserve is used to recognize the grant date fair value of options issued to employees but not exercised and equity-settled transactions with non-employees not yet settled.

The merger reserve is used to reflect any difference between the consideration and the book value of net assets acquired as part of a business combination.

The translation reserve arises as a result of the retranslation of overseas subsidiaries and the Company’s USD denominated balances in consolidated financial statements.

The warrant reserve is used to recognize the fair value of warrants issued in exchange for a fixed amount of cash or another financial asset for a fixed number of the Company’s ordinary shares (‘fixed-for-fixed condition’).

10Share capital and reserves (continued)

The following warrants (and options) recognized within equity are issued but not exercised:

	Warrants and options in issue				Warrant reserve
		Exercise	June 30,	December 31,	June 30,	December 31,
	Issue Date	price ($)	2026	2025	2026	2025
			No.	No.	£ 000	£ 000
Tranche A Warrants	January 24, 2025	6.00	7,450,000	7,450,000	8,951	8,951
Tranche B Warrants	January 24, 2025	7.50	7,500,000	7,500,000	14,212	14,212
SF Warrants	March 13, 2024	50.00	50,000,000	50,000,000	3,907	3,907
Virgin Atlantic Warrants	December 16, 2021	100.00	2,625,000	2,625,000	8,558	8,558
MWC Option	December 16, 2021	115.00	2,000,000	2,000,000	1,010	1,010
Outstanding, end of period			69,575,000	69,575,000	36,638	36,638

The above warrants expire five-years after issuance (except for the SF Warrants, which expire 10-years after issuance). Each such warrant entitles the registered holder to purchase 1/10 of one share of common stock, meaning that ten warrants must be exercised for a holder of warrants to receive one ordinary share of the Company. These warrants and options meet the fixed-for-fixed criterion and are therefore recognized within other reserves until the point of exercise. The amount classified to other reserves on initial recognition reclassified to share capital and share premium upon exercise.